ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 5,237	$ 5,227
Deposit from customers	3,965
Business tax and other taxes payable	255	211
Professional fees and services payable	4,033	1,004
Promotional events payables	394	314
Decoration payables		19
Contingent consideration	1,247
Others	3,607	723
Total	$ 18,738	$ 7,498